Prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Prepayment	¥ 43,278	¥ 109,027
Other current assets	124,839	134,603
Total	¥ 168,117	¥ 243,630